COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases
The minimum rental payments under operating leases as of December 31, 2013, are as follows:

	Rental of premises	Lease of motor vehicles

2014	$3,881	$299
2015	4,043	186
2016	2,250	132
2017	2,189	7
2018	2,069	-
Thereafter	4,291	-

	$18,723	$624